Supplemental Guarantor Information Supplemental Condensed Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Cash Provided by (Used in) Operating Activities	$ (39,431)	$ (100,766)		$ (42,416)	$ (32,303)	$ (112,226)
Purchases of property and equipment	(50)	(174)		(439)	(418)	(883)
Cash assumed from joint venture at consolidation				2,009	0	0
Contributions and advances to unconsolidated joint ventures	(3,796)	(4,327)		(15,088)	(15,028)	(34,610)
Contributions to Subsidiaries from Corporate	0	0		0	0	0
Distributions of Equity from Subsidiaries	0	0		0	0	0
Distributions of capital from unconsolidated joint ventures	24	3,531		15,307	32,026	10,609
Net Cash Provided by (Used in) Investing Activities	(3,822)	(970)		1,789	16,580	(24,884)
Net proceeds from issuance of common stock				0	47,253	87,800
Repurchase of common stock				0	0	(11,989)
Proceeds from senior notes	247,402	0
Cash distributions to noncontrolling interest in subsidiary				(725)	(2,411)	(52)
Borrowings from credit facility	72,000	115,000		223,050	99,450	100,474
Borrowings from other notes payable	0	339		343	3,552	11,162
Repayments of other notes payable	0	(14,822)		(15,636)	(5,171)	(15,768)
Repayments of credit facility	(190,000)	0		(179,974)	(125,000)	0
Payment of debt issuance costs	(5,967)	0		(1,064)	0	0
Distributions to Corporate from Subsidiaries		0	$ 0	0	0	0
Contributions to subsidiaries from corporate	0	0		0	0	0
Minimum tax withholding paid on behalf of employees for stock awards	(565)	(630)		(648)	(248)	0
Excess income tax (provision)/benefit from stock-based compensation	0	(97)		(97)	97	0
Proceeds from exercise of stock options				0	17	0
Net Cash Provided by (Used in) Financing Activities	122,870	99,790		25,249	17,539	171,627
Cash and Cash Equivalents, Period Increase (Decrease)	79,617	(1,946)		(15,378)	1,816	34,517
Cash and cash equivalents	110,113	43,928		30,496	45,874	44,058	$ 9,541
Parent [Member]
Net Cash Provided by (Used in) Operating Activities	(16,972)	(17,812)		(7,041)	(1,902)	(19,645)
Purchases of property and equipment	(24)	(100)		(193)	(259)	(678)
Cash assumed from joint venture at consolidation				0
Contributions and advances to unconsolidated joint ventures	0	0		0	0	0
Contributions to Subsidiaries from Corporate	(57,100)	(103,905)		(225,169)	(131,778)	(143,865)
Distributions of Equity from Subsidiaries	3,152	7,806		189,392	104,695	13,623
Distributions of capital from unconsolidated joint ventures	0	0		0	0	0
Net Cash Provided by (Used in) Investing Activities	(53,972)	(96,199)		(35,970)	(27,342)	(130,920)
Net proceeds from issuance of common stock					47,253	87,800
Repurchase of common stock						(11,989)
Proceeds from senior notes	247,402
Cash distributions to noncontrolling interest in subsidiary				0	0	0
Borrowings from credit facility	72,000	115,000		223,050	99,450	100,474
Borrowings from other notes payable		0		0	0	0
Repayments of other notes payable		0		0	0	0
Repayments of credit facility	(190,000)			(179,974)	(125,000)
Payment of debt issuance costs	(5,967)			(1,064)
Distributions to Corporate from Subsidiaries	0	0		0	0	0
Contributions to subsidiaries from corporate	0	0		0	0	0
Minimum tax withholding paid on behalf of employees for stock awards	(565)	(630)		(648)	(248)
Excess income tax (provision)/benefit from stock-based compensation		(97)		(97)	97
Proceeds from exercise of stock options					17
Net Cash Provided by (Used in) Financing Activities	122,870	114,273		41,267	21,569	176,285
Cash and Cash Equivalents, Period Increase (Decrease)	51,926	262		(1,744)	(7,675)	25,720
Cash and cash equivalents	68,311	18,391		16,385	18,129	25,804	84
Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities	(22,276)	(85,358)		(11,753)	(10,211)	(83,946)
Purchases of property and equipment	(26)	(74)		(246)	(159)	(205)
Cash assumed from joint venture at consolidation				2,009
Contributions and advances to unconsolidated joint ventures	(3,796)	(4,327)		(15,088)	(13,028)	(34,610)
Contributions to Subsidiaries from Corporate	0	0		0	0	(1,058)
Distributions of Equity from Subsidiaries		0		725	647	0
Distributions of capital from unconsolidated joint ventures	24	3,531		15,307	32,026	10,609
Net Cash Provided by (Used in) Investing Activities	(3,798)	(870)		2,707	19,486	(25,264)
Net proceeds from issuance of common stock					0	0
Repurchase of common stock						0
Proceeds from senior notes	0
Cash distributions to noncontrolling interest in subsidiary				0	0	0
Borrowings from credit facility	0	0		0	0	0
Borrowings from other notes payable		0		0	0	6,152
Repayments of other notes payable		(13,135)		(13,135)	0	(14,535)
Repayments of credit facility	0			0	0
Payment of debt issuance costs	0			0
Distributions to Corporate from Subsidiaries	(3,300)	(8,001)		(216,286)	(132,167)	(17,374)
Contributions to subsidiaries from corporate	57,100	103,905		225,169	131,778	143,865
Minimum tax withholding paid on behalf of employees for stock awards	0	0		0	0
Excess income tax (provision)/benefit from stock-based compensation		0		0	0
Proceeds from exercise of stock options					0
Net Cash Provided by (Used in) Financing Activities	53,800	82,769		(4,252)	(389)	118,108
Cash and Cash Equivalents, Period Increase (Decrease)	27,726	(3,459)		(13,298)	8,886	8,898
Cash and cash equivalents	41,568	23,681		13,842	27,140	18,254	9,356
Non-Guarantor Subsidiaries [Member]
Net Cash Provided by (Used in) Operating Activities	(35)	2,599		3,272	5,282	(4,884)
Purchases of property and equipment	0	0		0	0	0
Cash assumed from joint venture at consolidation				0
Contributions and advances to unconsolidated joint ventures	0	0		0	0	0
Contributions to Subsidiaries from Corporate	0	0		0	0	0
Distributions of Equity from Subsidiaries		0		0	0	0
Distributions of capital from unconsolidated joint ventures	0	0		0	0	0
Net Cash Provided by (Used in) Investing Activities	0	0		0	0	0
Net proceeds from issuance of common stock					0	0
Repurchase of common stock						0
Proceeds from senior notes	0
Cash distributions to noncontrolling interest in subsidiary				(725)	(2,411)	(52)
Borrowings from credit facility	0	0		0	0	0
Borrowings from other notes payable		339		343	3,552	5,010
Repayments of other notes payable		(1,687)		(2,501)	(5,171)	(1,233)
Repayments of credit facility	0			0	0
Payment of debt issuance costs	0			0
Distributions to Corporate from Subsidiaries	0	0		(725)	(647)	0
Contributions to subsidiaries from corporate	0	0		0	0	1,058
Minimum tax withholding paid on behalf of employees for stock awards	0	0		0	0
Excess income tax (provision)/benefit from stock-based compensation		0		0	0
Proceeds from exercise of stock options					0
Net Cash Provided by (Used in) Financing Activities	0	(1,348)		(3,608)	(4,677)	4,783
Cash and Cash Equivalents, Period Increase (Decrease)	(35)	1,251		(336)	605	(101)
Cash and cash equivalents	234	1,856		269	605	0	101
Consolidation, Eliminations [Member]
Net Cash Provided by (Used in) Operating Activities	(148)	(195)		(26,894)	(25,472)	(3,751)
Purchases of property and equipment	0	0		0	0	0
Cash assumed from joint venture at consolidation				0
Contributions and advances to unconsolidated joint ventures	0	0		0	(2,000)	0
Contributions to Subsidiaries from Corporate	57,100	103,905		225,169	131,778	144,923
Distributions of Equity from Subsidiaries	(3,152)	(7,806)		(190,117)	(105,342)	(13,623)
Distributions of capital from unconsolidated joint ventures	0	0		0	0	0
Net Cash Provided by (Used in) Investing Activities	53,948	96,099		35,052	24,436	131,300
Net proceeds from issuance of common stock					0	0
Repurchase of common stock						0
Proceeds from senior notes	0
Cash distributions to noncontrolling interest in subsidiary				0	0	0
Borrowings from credit facility	0	0		0	0	0
Borrowings from other notes payable		0		0	0	0
Repayments of other notes payable		0		0	0	0
Repayments of credit facility	0			0	0
Payment of debt issuance costs	0			0
Distributions to Corporate from Subsidiaries	3,300	8,001		217,011	132,814	17,374
Contributions to subsidiaries from corporate	(57,100)	(103,905)		(225,169)	(131,778)	(144,923)
Minimum tax withholding paid on behalf of employees for stock awards	0	0		0	0
Excess income tax (provision)/benefit from stock-based compensation		0		0	0
Proceeds from exercise of stock options					0
Net Cash Provided by (Used in) Financing Activities	(53,800)	(95,904)		(8,158)	1,036	(127,549)
Cash and Cash Equivalents, Period Increase (Decrease)	0	0		0	0	0
Cash and cash equivalents	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0